Disclosure of detailed information about non-capital losses available explanatory (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Deferred tax assets	$ 48,178,000	$ 47,457,000
Non-capital losses carried forward [Member]
Statements [Line Items]
Deferred tax assets	12,562,000	$ 15,953,000
Non-capital losses carried forward [Member] | 2023 [Member]
Statements [Line Items]
Deferred tax assets	25,000
Non-capital losses carried forward [Member] | 2024 [Member]
Statements [Line Items]
Deferred tax assets	82,000
Non-capital losses carried forward [Member] | 2025 [Member]
Statements [Line Items]
Deferred tax assets	158,000
Non-capital losses carried forward [Member] | 2026 [Member]
Statements [Line Items]
Deferred tax assets	250,000
Non-capital losses carried forward [Member] | 2027 [Member]
Statements [Line Items]
Deferred tax assets	126,000
Non-capital losses carried forward [Member] | 2028 [Member]
Statements [Line Items]
Deferred tax assets	190,000
Non-capital losses carried forward [Member] | 2029 [Member]
Statements [Line Items]
Deferred tax assets	644,000
Non-capital losses carried forward [Member] | 2030 [Member]
Statements [Line Items]
Deferred tax assets	1,453,000
Non-capital losses carried forward [Member] | 2031 [Member]
Statements [Line Items]
Deferred tax assets	2,478,000
Non-capital losses carried forward [Member] | 2032 [Member]
Statements [Line Items]
Deferred tax assets	2,091,000
Non-capital losses carried forward [Member] | 2033 [Member]
Statements [Line Items]
Deferred tax assets	1,860,000
Non-capital losses carried forward [Member] | 2034 [Member]
Statements [Line Items]
Deferred tax assets	832,000
Non-capital losses carried forward [Member] | 2035 [Member]
Statements [Line Items]
Deferred tax assets	535,000
Non-capital losses carried forward [Member] | 2036 [Member]
Statements [Line Items]
Deferred tax assets	585,000
Non-capital losses carried forward [Member] | 2037 [Member]
Statements [Line Items]
Deferred tax assets	517,000
Non-capital losses carried forward [Member] | 2038 [Member]
Statements [Line Items]
Deferred tax assets	$ 736,000